Depreciation Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 82,393	¥ 566,491	¥ 523,500	¥ 480,105
Cost of Revenues
Property, Plant and Equipment [Line Items]
Depreciation expenses	75,746	520,791	458,655	397,014
Selling and Marketing Expense
Property, Plant and Equipment [Line Items]
Depreciation expenses	144	986	3,188	3,759
General and Administrative Expense
Property, Plant and Equipment [Line Items]
Depreciation expenses	4,178	28,727	41,675	45,746
Research and Development Expense
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 2,325	¥ 15,987	¥ 19,982	¥ 33,586